Convertible Preferred Shares and Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Jun. 30, 2016
CONVERTIBLE PREFERRED SHARES AND REDEEMABLE CONVERTIBLE PREFERRED SHARES [Abstract]
Schedule of details of each series of the preferred shares
	Year of Issuance	Issue Price per Share	Total Shares Originally Issued	Number of Shares Cancelled, Repurchased, or Converted prior to July 1, 2013	Number of Shares Automatically Converted into Class B Ordinary Shares Immediately prior to the Completion of the IPO	Initial Conversion Ratio
		US$
Convertible preferred shares
Series A	1999-2003	0~2.06	13,411,171	13,411,171	-	1:1.70795
Series B	2004	0.49	4,176,069	3,918,903	257,166	1:1
Series C	2001	0.51	15,722,878	15,641,548	81,330	1:1
Series D-1	2006, 2007	1.03	19,426,717	19,426,717	-	1:1
Series D-2	2008	1.60	4,687,500	4,687,500	-	1:1
Redeemable convertible preferred shares
Series E	2008	1.80	60,391,186	60,391,186	-	1:1
Total			117,815,521	117,477,025	338,496